S000073651 [Member] Expense Example - Bridge Builder Transition Fund III - Bridge Builder Transition Fund III	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0